Shareholders' contributions - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in equity [abstract]
Total equity	$ 645,131	$ 671,673	$ 527,419	$ 777,227
Employee share options exercised	39	380	1,499
Restricted shares and units vested	0
Purchase of own shares	$ (38,367)	$ (4,772)	$ (319)
Share capital (Note 22)
Changes in equity [abstract]
Number of shares	122,382,000	122,382,000	122,382,000	122,382,000
Total equity	$ 183,573	$ 183,573	$ 183,573	$ 183,573
Employee share options exercised (in shares)	0	0	0
Restricted shares and units vested (in shares)	0	0	0
Purchase of own shares (in shares)	0	0	0
Share capital and share premium
Changes in equity [abstract]
Total equity	$ 1,092,507	$ 1,120,823	$ 1,121,247	$ 1,116,617
Employee share options exercised	50	438	1,786
Restricted shares and units vested	4,149	3,225	3,103
Purchase of own shares	(32,515)	(4,087)	(259)
Share Repurchase Program
Changes in equity [abstract]
Purchase of own shares	$ (38,367)	$ (4,772)	$ (320)